Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Schedule of Unaudited Pro Forma Shareholders’ Equity

Unaudited pro forma shareholders’ equity as of June 30, 2025 reflects the re-designation of the ordinary shares to Class A and Class B ordinary shares was as follows:

	June 30,	June 30,
	2025	2025
	(Unaudited)	Pro Forma (Unaudited)
Shareholders’ Equity:
Ordinary shares (Par value US$0.00001 per share, 5,000,000,000 shares authorized, 6,839,600 shares issued and outstanding as of June 30, 2025)	$68	$-
Class A ordinary shares (Par value US$0.00001 per share; no authorized, issued, and outstanding as of June 30, 2025; 4,997,909,000 shares authorized, 4,748,600 shares issued and outstanding, unaudited, pro forma)	-	47
Class B ordinary shares (Par value US$0.00001 per share; no authorized, issued, and outstanding as of June 30, 2025; 2,091,000 shares authorized, issued and outstanding, unaudited, pro forma)	-	21
Additional paid-in capital	7,620,339	7,620,339
Statutory reserves	465,572	465,572
Accumulated deficit	(569,562)	(569,562)
Accumulated other comprehensive loss	(389,255)	(389,255)
Total shareholders’ equity	7,127,162	7,127,162